FIRST INVESTORS INCOME FUNDS
110 Wall Street
New York, New York 10005
212-858-8000

August 7, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:	First Investors Income Funds File Nos. 002-89287 and 811-03967

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to First Investors International Opportunities Bond Fund, a series of First Investors Income Funds (“Registrant”), does not differ from that contained in Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on August 1, 2012.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours, /s/ Mary Carty
Mary Carty Secretary of First Investors Income Funds